Summary Of Significant Accounting Policies (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Numerator: Earnings allocable to Class A common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$ 1,492,477	$ 632,256
Unrealized (gain) loss on marketable securities held in Trust Account	2,868	(5,729)
Income From Investments Held In Trust Account Used To Pay For Taxes	(240,068)	(186,104)
Net income attributable to Class A common stock subject to possible redemption	$ 1,255,278	$ 440,423
Denominator: Weighted Average Class A Common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	27,639,376	28,129,383
Basic and diluted net income per share, Class A common stock subject to possible redemption	$ 0.05	$ 0.02
Numerator: Net Loss minus Net Earnings
Net loss	$ (15,265,396)	$ (7,209,680)
Less: Net income allocable to Class A Common stock subject to possible redemption	(1,255,278)	(440,423)
Non-Redeemable Net Loss	$ (16,520,674)	$ (7,650,103)
Denominator: Weighted Average Non-Redeemable common stock
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	11,891,874	7,814,396
Basic and diluted net loss per share, Non-redeemable common stock	$ (1.39)	$ (0.98)